Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
INCOME TAXES

12. INCOME TAXES

Cayman Islands

Under the current and applicable laws of the Cayman Islands, the Company is not subject to tax on income or capital gain as Cayman Islands does not impose any taxes on the corporation’s income, capital gains, payroll, or other direct taxes. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

After all bitcoin miners were migrated to North America, BT HK operates under a cost-plus model for its general and administration services which is currently reimbursed by Bit Digital USA Inc. starting in fiscal year 2022. Currently the mark-up percentage for the general and administration services provided by BT HK is 4.84% by the transfer pricing study conducted by a third-party service provider. The Company will continue to closely monitor the development of transfer pricing guidelines and update the cost-plus markup percentage if necessary.

Our subsidiaries in Hong Kong are taxed at a reduced rate of 8.25% for assessable profits not exceeding 2 million HKD and the remaining assessable profits will be taxed at the standard tax rate of 16.5% under Hong Kong profits tax.

For the year ended December 31, 2023, BT HK generated pre-tax income of $6,055,553 and recorded a tax expense of $152,200. For the year ended December 31, 2022, BT HK generated a pre-tax loss of $2,261,699 and recorded an income tax expense of $15,918.

By virtue of the territorial source system adopted in Hong Kong, BT HK is in the process of applying for the Offshore Non-taxable Claim on its bitcoin mining income earned for the years ended December 31, 2021 and 2020 under Hong Kong profits tax with the Hong Kong Inland Revenue Department (“HKIRD”) on the ground that the said income is not arising in or derived from Hong Kong. Given the Offshore Non-taxable Claim is still subject to review and agreement by the HKIRD and there are uncertainties surrounding the claim as well as the Company’s stock-based compensation deduction tax position, the Hong Kong subsidiary recorded an unrecognized tax benefit of $152,200 and $276,728 as long-term income tax expenses for the year ended December 31, 2023 and 2022, respectively. The tax expense of $152,200 and $276,728 are recognized for the incremental penalty accrued on the existing unrecognized tax benefits for the years ended December 31, 2023 and December 31, 2022, respectively.

For the years ended December 31, 2023 and 2022, BT Strategies generated a pre-tax loss of $2,957,357 and $3,547,902, respectively, and did not recognize any income tax expenses for the relevant periods.

United States of America

For the U.S. jurisdiction, the Company is subject to federal and state income taxes on its business operations.

For the years ended December 31, 2023, 2022, and 2021, the Company is subject to U.S. federal income taxes and withholding taxes, state income taxes and franchise taxes. The Company will continue to monitor its exposure to different states and comply with state income taxes filing requirement as the Company continues to expand its business in the United States. The Company has not been under any tax examination in the United States since inception.

For the years ended December 31, 2023, 2022 and 2021, the Company incurred income tax and withholding tax benefits (expenses) as below:

	For the Years Ended December 31,
	2023	2022	2021
Federal income tax benefits (expenses)	$-	$642,118	$(738,851)
State income tax benefits (expenses)	(12,766)	301,410	(408,295)
Total	$(12,766)	$943,528	$(1,147,146)

Canada

The Company is subject to both federal and provincial income taxes for its business operation in Canada for the years ended December 31, 2023, 2022, and 2021.

For years ended December 31, 2023, 2022, and 2021, the Company incurred Canada federal and provincial income tax (expenses) benefits as below:

	For the Years Ended December 31,
	2023	2022	2021
Federal income tax (expenses) benefits	$(73,207)	$(37,879)	$37,879
Provincial income tax (expenses) benefits	(39,044)	(20,202)	20,202
Total	$(112,251)	$(58,081)	$58,081

Singapore

The Company is subject to corporate income tax for its business operation in Singapore. The Company generated a pre-tax loss of $4,347,377 and $1,712,435 for the years ended December 31, 2023 and 2022, respectively, and did not recognize any tax expense for the relevant periods.

British Virgin Islands

On April 17, 2023, Bit Digital Investment Management Limited was established as the investment manager to oversee Bit Digital Innovation Master Fund SPC Limited, a segregated portfolio company which was established in May 2023. Both entities are 100% owned by Bit Digital Strategies Limited and both entities are based in the British Virgin Islands. As of December 31, 2023, the business operation in BVI has been minimal and there is no corporate income tax levied in BVI.

Iceland

The Company’s AI business is conducted through Bit Digital Iceland ehf in Iceland and its operations are subject to Iceland corporate income tax. As of December 31, 2023, there was only minimal business operation in Iceland and thus no corporate income tax is deemed to be warranted. The total tax expense is $1,827, which is the capital gain tax on the interest income earned from a local Iceland bank.

Effective tax rate

Below is a reconciliation of the statutory tax rate of US federal tax rate 21% to the effective tax rate for the consolidated group:

	For the Years Ended December 31,
	2023	2022	2021
US Federal income tax rate	21.0%	21.0%	21.0%
Effect of foreign operations taxed at various rates	(31.0)%	(5.5)%	6.0%
State income taxes, net of federal benefit	(0.1)%	0.5%	3.0%
Reserve on Hong Kong offshore and share-based compensation tax benefits	(2.7)%	(0.5)%	11.5%
Excessive share-based compensation tax benefits	0%	0%	(3.0)%
Non-deductible executives compensation	0%	0%	1.9%
Non-deductible impairment on digital assets	(34.3)%	(8.5)%	3.7%
Withholding tax on intercompany interest payment	(0.1)%	(0.2)%	0%
Non-taxable capital gain on investments/digital assets	52.5%	8.0%	0%
Others	(0.4)%	0.2%	0.1%
Effect of change in valuation allowance	(9.8)%	(14.0)%	0%
Total	(5.0)%	1.0%	44.2%

Deferred Tax Assets/Liabilities

The consolidated Deferred tax assets (liabilities) as of December 31, 2023 and 2022 consist of the following:

	December 31, 2023	December 31, 2022
Deferred tax assets:
Net operating losses carry forwards	$13,766,882	$8,357,549
Share-based compensation	919,036	610,298
Capital loss carryforwards	1,549,966	3,812,024
Accrual Bonus	66,343	-
Deferred tax liabilities:
Basis difference in fixed assets	(6,922,519)	(3,855,914)
Basis difference in digital assets	(102,605)	-
Net deferred tax assets:	9,277,103	8,923,957
Less: valuation allowance	(9,389,354)	(8,923,957)
Net deferred tax liabilities after valuation allowance	$(112,251)	$-

In accordance with ASC 740 – Accounting for Income Taxes, the Company has recognized deferred tax assets and liabilities on its balance sheet. These assets represent temporary differences between the carrying value of certain assets and liabilities for financial reporting purposes and their tax basis. However, the realization of these deferred tax assets is dependent upon the generation of future taxable income and the Company is required to evaluate the realizability of its deferred tax assets.

In the year ended December 31, 2023, the Company evaluated all the relevant evidence, including both positive and negative evidence, when determining if a valuation allowance on its deferred tax assets is warranted. After careful consideration, the Company determined that it is more likely than not that a portion or all of the deferred tax assets will not be realized except for Canada, which has a net deferred tax liability as of December 31, 2023. The dominant negative evidence is the cumulative 3 years pre-tax losses, which outweigh any other positive evidence. As a result, the Company applied a full valuation allowance on its entire deferred tax assets except Canada.

The Company will continue to evaluate the realizability of its deferred tax assets on an ongoing basis and will adjust the valuation allowance as necessary.

Unrecognized Tax Benefits

For unrecognized tax benefits, the Company’s policy is to recognize interest and penalties that would be assessed in relation to the settlement value of unrecognized tax benefits as a component of income tax expense. For the years ended December 31, 2023 and 2022, the Company recorded an unrecognized tax benefit of $152,200 and $276,728, respectively, related to its HK operations. The Company will continue to review its tax positions and provide for unrecognized tax benefits as they arise.

A reconciliation of gross unrecognized tax benefits was as follows:

	For the Years Ended December 31,
	2023	2022	2021

Unrecognized tax benefits at the beginning of the year	$3,044,004	$2,767,276	$-
Increases for tax positions taken in current year	$-	$-	$2,767,276
Increases for tax positions taken in prior years	$152,200	$276,728	$-
Unrecognized tax benefits at the end of the year	$3,196,204	$3,044,004	$2,767,276

Given the uncertainty around the timing of the resolution of our Hong Kong offshore status claim, we are unable to estimate the full range of possible adjustments to our unrecognized tax benefits within the next 12 months.

Pillar Two – Global Minimum Tax

As introduced by the Organization for Economic Co-operation and Development (“OECD”), more than 140 countries agreed to enact a two-pillar solution to address the challenges arising from the digitalization of the economy. Pillar Two introduces a global minimum Effective Tax Rate (ETR) via a system where multinational groups with consolidated revenue over Euro 750 million are subject to a minimum ETR of 15% on income arising in low-tax jurisdictions. The Company has been closely monitoring the impact from the implementation of the Pillar Two framework and as of December 31, 2023, no impact is expected as the Company does not meet the revenue threshold of Euro 750 million.